Inventories	12 Months Ended
Dec. 31, 2018
Inventories
Inventories

8. Inventories

At December 31, 2018 and December 31, 2017, inventories consisted of the following:

Inventories
in € THOUS
	2018	2017
Finished goods	774.133	672.851
Health care supplies	391.593	343.351
Raw materials and purchased components	224.054	193.295
Work in process	77.023	81.282
Inventories	1.466.803	1.290.779

Under the terms of certain unconditional purchase agreements, the Company is obligated to purchase approximately €492.062 of materials, of which €262.362 is committed at December 31, 2018 for 2019. The terms of these agreements run 1 to 5 years. Another unconditional purchase agreement exists with an equity method investee of the Company. For further information on this agreement, see note 5.

Allowances on Inventories amounted to €62.990 and €47.329 for the years ended December 31, 2018 and 2017, respectively.